Note 18 - Operating Segmentation	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
18.	Operating segmentation:

The Bank has established two reportable operating segments, those being Digital Banking and DRTC (cybersecurity services). The two operating segments are strategic business operations providing distinct products and services to different markets and are separately managed as a function of the distinction in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking – The Bank employs a branchless business-to-business model using its proprietary financial technology to address underserved segments in the Canadian and US banking markets. VersaBank obtains its deposits and provides the majority of its loans and leases electronically via innovative deposit and lending solutions for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) – Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly owned subsidiary, DRT Cyber Inc., to pursue significant large-market opportunities in cybersecurity and develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2023 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

The following table sets out the results of each reportable operating segment as at and for the three and six months ended April 30, 2024 and 2023:

(thousands of Canadian dollars)
for the three months ended	April 30, 2024				April 30, 2023
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$26,242	$-	$-	$26,242	$24,609	$-	$-	$24,609
Non-interest income	262	2,336	(339)	2,259	122	2,146	(192)	2,076
Total revenue	26,504	2,336	(339)	28,501	24,731	2,146	(192)	26,685

Provision for (recovery of) credit losses	16	-	-	16	237	-	-	237
	26,488	2,336	(339)	28,485	24,494	2,146	(192)	26,448

Non-interest expenses:
Salaries and benefits	5,724	1,685	-	7,409	6,930	1,499	-	8,429
General and administrative	3,445	451	(339)	3,557	3,131	377	(192)	3,316
Premises and equipment	845	374	-	1,219	612	369	-	981
	10,014	2,510	(339)	12,185	10,673	2,245	(192)	12,726

Income (loss) before income taxes	16,474	(174)	-	16,300	13,821	(99)	-	13,722

Income tax provision	4,484	(12)	-	4,472	3,991	(532)	-	3,459

Net income (loss)	$11,990	$(162)	$-	$11,828	$9,830	$433	$-	$10,263

Total assets	$4,378,863	$26,980	$(17,523)	$4,388,320	$3,719,592	$25,559	$(15,758)	$3,729,393

Total liabilities	$3,982,924	$29,069	$(23,776)	$3,988,217	$3,366,614	$29,057	$(22,797)	$3,372,874

(thousands of Canadian dollars)
for the six months ended	April 30, 2024				April 30, 2023
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$52,810	$-	$-	$52,810	$48,883	$-	$-	$48,883
Non-interest income	382	4,836	(676)	4,542	124	3,979	(383)	3,720
Total revenue	53,192	4,836	(676)	57,352	49,007	3,979	(383)	52,603

Provision for (recovery of) credit losses	(111)	-	-	(111)	622	-	-	622
	53,303	4,836	(676)	57,463	48,385	3,979	(383)	51,981

Non-interest expenses:
Salaries and benefits	11,095	2,852	-	13,947	13,614	3,072	-	16,686
General and administrative	7,721	845	(676)	7,890	5,993	832	(383)	6,442
Premises and equipment	1,613	759	-	2,372	1,235	698	-	1,933
	20,429	4,456	(676)	24,209	20,842	4,602	(383)	25,061

Income (loss) before income taxes	32,874	380	-	33,254	27,543	(623)	-	26,920

Income tax provision	8,620	107	-	8,727	7,780	(540)	-	7,240

Net income (loss)	$24,254	$273	$-	$24,527	$19,763	$(83)	$-	$19,680

Total assets	$4,378,863	$26,980	$(17,523)	$4,388,320	$3,719,592	$25,559	$(15,758)	$3,729,393

Total liabilities	$3,982,924	$29,069	$(23,776)	$3,988,217	$3,366,614	$29,057	$(22,797)	$3,372,874

The Bank has operations in the US, through both its Digital Banking and DRTC businesses, however as at April 30, 2024, substantially all of the Bank’s earnings and assets are based in Canada.